Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018	Jun. 30, 2012
Leases (Details) [Line Items]
Operating lease, description	The Company's leases have original lease periods expiring between 2020 and 2029.
Operating lease liabilities (in Dollars)	$ 8,312
Leases [Member]
Leases (Details) [Line Items]
Operating lease liabilities (in Dollars)	$ 8,651
ISRAEL
Leases (Details) [Line Items]
Lease term				5 years
INDIA
Leases (Details) [Line Items]
Lease term		5 years